Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Derivative financial assets, current	R$ 13,341	R$ 14,111
Derivative financial assets, non current	9,502	10,120
Derivative financial liabilities, current	(13,412)	(10,810)
Derivative financial liabilities, non current	R$ (13,334)	R$ (13,888)